EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule Of Share Based Compensation, Employee Stock Option Plan, Activity [Table Text Block]
A summary of employee option activity under the 2007 Plan as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

			Weighted average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	term	intrinsic
	of options	price	(in years)	value

Outstanding at January 1, 2016	493,917	$4.47	5.99	$523
Granted	-	$-
Exercised	(20,550)	$2.01
Forfeited	-	$-

Outstanding at December 31, 2016	473,367	$4.58	5.10	$991

Exercisable at December 31, 2016	342,742	$3.80	4.36	$983

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding as of December 31, 2016, have been separated into ranges of exercise price categories, as follows:

		Weighted			Weighted
		average			average
		remaining	Weighted		exercise price
	Options	contractual life	average	Options	of exercisable
Exercise price	outstanding	(years)	exercise price	exercisable	options
In $
0-1	1,075	2.24	$-	1,075	$-
1.01-2	20,000	1.98	$1.12	20,000	$1.12
2.01-3	106,667	2.69	$2.31	106,667	$2.31
3.01-4	165,625	4.77	$4.00	165,625	$4.00
4.01-5	-	-	$-	-	$-
5.01-6	75,000	6.61	$6.00	-	$-
6.01-7	50,000	7.87	$6.89	21,875	$6.89
7.01-8	-	-	$-	-	$-
8.01-9	55,000	7.35	$8.01	27,500	$8.01

	473,367	5.10	$4.58	342,742	$3.80

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
d.	Accumulated other comprehensive income (loss):

	December 31,
	2014	2015	2016

Accumulated realized and unrealized gain on available-for-sale securities, net	$(121)	$35	$40
Accumulated foreign currency translation adjustments	(5,243)	(6,756)	(7,494)
Accumulated unrealized gain (loss) on derivative instruments, net	17	26	26

Total other comprehensive income (loss)	$(5,347)	$(6,695)	$(7,428)